Related Party Transactions (Details)	1 Months Ended			3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Jul. 31, 2020 $ / shares shares	Jan. 31, 2018 shares	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Related Party Transactions
General and administrative expenses				$ 68,746,000	$ 28,832,000			$ 52,483,000	$ 121,229,000	$ 147,214,000	$ 185,876,000
Other receivables, net				10,705,000	20,627,000			15,610,000	10,705,000	16,888,000	16,582,000
Total other liabilities										$ 25,837,000	59,933,000
Options granted (in shares) | shares										3,441,481
Options granted, exercise price (in dollars per share) | $ / shares										$ 1.12
Marketing and advertising expenses				5,162,000	8,624,000			11,981,000	17,144,000	$ 22,080,000	69,008,000
Mortgage loans held for sale, at fair value										170,150,000	248,826,000
Notes receivable from stockholders				10,448,000	55,581,000			56,757,000	10,448,000	10,111,000	53,225,000
Interest income										15,575,000	26,714,000
Forgiveness of notes receivable from stockholders	$ 46,700,000									46,700,000	0
Notes Receivable
Related Party Transactions
Notes receivable from stockholders										10,100,000	53,200,000
Mortgage platform revenue, net
Related Party Transactions
Expenses				$ 20,951,000	$ 29,947,000			$ 50,156,000	$ 71,109,000	84,083,000	321,621,000
Related party
Related Party Transactions
Total other liabilities										390,000	440,000
Director
Related Party Transactions
Repurchase of common stock (in shares) | shares							33,995
Repurchase of common stock							$ 254,154
General Counsel and Chief Compliance Officer
Related Party Transactions
Repurchase of common stock (in shares) | shares						82,527
Repurchase of common stock						$ 399,600
Directors and Officers
Related Party Transactions
Notes receivable from stockholders											43,600,000
Interest income										$ 400,000	700,000
Directors and Officers | Minimum
Related Party Transactions
Interest rate										0.50%
Directors and Officers | Maximum
Related Party Transactions
Interest rate										2.50%
Chief Executive Officer
Related Party Transactions
Notes receivable from stockholders											40,200,000
Executive Officer
Related Party Transactions
Compensation expense										$ 400,000
Employee and Expense Allocation Agreement
Related Party Transactions
Annual payments										20,000	500,000
Reduction of expenses										0	18,200
Employee and Expense Allocation Agreement | Related party
Related Party Transactions
General and administrative expenses										20,000	400,000
Other receivables, net										153,000	177,000
Technology Integration and License Agreement | Related party
Related Party Transactions
Total other liabilities										200,000	200,000
Technology Integration and License Agreement | Related party | Mortgage platform revenue, net
Related Party Transactions
Expenses										800,000	1,400,000
Consulting Agreement | Related party
Related Party Transactions
General and administrative expenses										0	100,000
Total other liabilities										0	0
Options granted (in shares) | shares			603,024
Vesting period			4 years
Fair value of company multiplier			2
Vesting percentage upon change in control		100.00%
Consulting Agreement | Related party | Tranche One
Related Party Transactions
Options granted (in shares) | shares		764,143
Term of award		10 years
Consulting Agreement | Related party | Tranche Two
Related Party Transactions
Options granted (in shares) | shares		250,000
Term of award		10 years
Options granted, exercise price (in dollars per share) | $ / shares		$ 5.14
Private Label and Consumer Lending Program Agreement
Related Party Transactions
Annual payments										43,200	98,200
Private Label and Consumer Lending Program Agreement | Related party
Related Party Transactions
Total other liabilities										0	15,000
Marketing and advertising credit										(21,800)
Marketing and advertising expenses											55,300
Private Label and Consumer Lending Program Agreement | Related party | Mortgage platform revenue, net
Related Party Transactions
Expenses										65,000	42,900
Amount paid per loan										600
Master Loan Purchase Agreement | Related party
Related Party Transactions
Mortgage loans held for sale, at fair value										6,300,000
Master Loan Purchase Agreement | Related party | Better Trust I
Related Party Transactions
Master loan purchase agreement, amount										20,000,000
Data Analytics Services Agreement | Related party
Related Party Transactions
Total other liabilities										6,700	16,200
Data Analytics Services Agreement | Related party | Mortgage platform revenue, net
Related Party Transactions
Expenses										$ 145,900	$ 500,000